Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of appointed and resigned board members

During the year the following were appointed as members of the Board of Directors:

Name	Effective date
Dómhnal Slattery (chairman)	January 14, 2025
Kris Haber	April 30, 2025
James Keith Brown	May 14, 2025
Poul Carsten Stendevad	May 14, 2025
Lord Andrew Parker	June 2, 2025
Patrick Ky	September 1, 2025

During the year the following resigned as members of the Board of Directors:

Name	Effective date
Vincent Casey	January 14, 2025
Stephen Fitzpatrick	January 30, 2025
Gur Kimchi	April 30, 2025
Kathy Cassidy	May 14, 2025
Stephen Welch	June 2, 2025

Key management personnel
Related party transactions
Schedule of key management personnel compensation

	2025	2024
	£ 000	£ 000
Salaries and other short term employee benefits (including bonuses)	1,731	1,455
Payments to defined contribution pension schemes	19	4
Share-based payment expense	4,992	2,563
	6,742	4,022